Litigation - France (Details)									1 Months Ended					12 Months Ended
	Dec. 20, 2019 EUR (€)	Jun. 08, 2018 EUR (€)	Dec. 18, 2017 EUR (€)	May 19, 2016 EUR (€)	Apr. 12, 2016 EUR (€)	Dec. 17, 2015 EUR (€) item	Feb. 12, 2014 EUR (€)	Dec. 13, 2012 EUR (€)	Sep. 30, 2018 EUR (€)	Nov. 30, 2015 EUR (€)	Mar. 31, 2015 EUR (€)	Oct. 31, 2010 EUR (€)	Mar. 31, 2009 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
Disclosure of contingent liabilities [line items]
Damages sought	€ 75,000
Settlements														€ 107,000,000	€ 10,000,000	€ 315,000,000
FRANCE | French Competition Authority, anti-competitive practices judicial inquiry [member]
Disclosure of contingent liabilities [line items]
Fines imposed				€ 117,000,000		€ 350,000,000													€ 63,000,000
Number of anti-competitive practices cited | item						4
FRANCE | French Competition Authority, anti-competitive practices judicial inquiry [member] | Societe francaise du radiotelephone [member]
Disclosure of contingent liabilities [line items]
Fines imposed				€ 93,000,000				€ 66,000,000											€ 60,000,000
FRANCE | Societe francaise du radiotelephone, anti-competitive practices litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought									€ 512,000,000
Fines reimbursed									3,300,000,000
Revised amount of damages awarded									€ 3,000,000,000
FRANCE | Digicel, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Damages sought										€ 493,000,000			€ 329,000,000
Settlements			€ 180,000,000
Damages awarded including capitalized interest			€ 520,000,000
FRANCE | Outremer Telecom, anti-competitive practices action [member]
Disclosure of contingent liabilities [line items]
Damages sought												€ 75,000,000
Settlements											€ 8,000,000
Revised amount of damages awarded											€ 3,000,000
FRANCE | Verizon, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Fines reimbursed																				€ 500,000
Payment ordered for services provided																	€ 500,000
FRANCE | Societe francaise du radiotelephone, fixed-line services litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought					€ 257,000,000													€ 218,000,000
Settlements							€ 51,000,000
Revised amount of damages awarded		€ 54,000,000			€ 53,000,000